Short-Term Borrowings - Additional Information on Short-Term Borrowings (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Debt Disclosure [Abstract]
Outstanding at December 31	$ 680,344	$ 303,045	$ 395,543
Maximum month-end outstanding balance	680,344	640,768	395,543
Average daily outstanding balance	$ 303,352	$ 284,201	$ 220,146
Average rate during the year	0.16%	0.22%	0.26%
Average rate at year end	0.15%	0.22%	0.27%